NON CASH FINANCING ACTIVITIES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 24, 2013	Dec. 31, 2014	Dec. 31, 2013
Semprae Laboratories Inc [Member]
Stock Issued During Period Shares Issued For Asset Purchase	3,201,776
Convertible Debt [Member]
Stock issued		1,855,747
Apricus Bio Convertible Promissory Note [Member]
Stock issued			83,103
Vesele [Member]
Stock Issued During Period Shares Issued For Asset Purchase		40,000
Common Stock [Member]
Stock issued		1,900,000
Shares Issued, conversion of debt, value of shares		$ 779,000
Stock Issued During Period Shares Issued For Asset Purchase			631,313
Stock Issued During Period Value Issued For Asset Purchase			$ 250,000